Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 AUD	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2015 Asbestos Liability [Member] USD ($)	Mar. 31, 2015 Insurance Receivables [Member] USD ($)	Mar. 31, 2015 Deferred Tax Assets [Member] USD ($)	Mar. 31, 2015 Other Loan Facilities [Member] USD ($)	Mar. 31, 2015 Restricted Cash and Investments [Member] USD ($)	Mar. 31, 2015 Other Assets and Liabilities [Member] USD ($)
Asbestos Claims [Line Items]
Net Unfunded AFFA liability, net of tax, Beginning Balance	$ 979.2				$ (1,706.2)	$ 226.1	$ 471.7	$ (47.0)	$ 60.3	$ 15.9
Asbestos claims paid	(135.1)	(154.3)			135.1				(135.1)
Payment received in accordance with AFFA	113.0								113.0
AICF claims-handling costs incurred (paid)					1.6				(1.6)
AICF operating costs paid - non claims-handling	(2.5)		(2.1)	(1.7)					(2.5)
Change in actuarial estimate	(129.0)		(340.3)	(163.0)	(129.0)	16.6
Change in claims handling cost estimate	1.1		0.9	5.9	1.1
Insurance recoveries						(29.1)			29.1
Change in non-actuarial estimate	38.3						38.3
Offset to Income Tax Payable	(22.0)		(16.7)				(22.0)
Funds received from NSW under loan agreement								(13.8)	13.8
Funds repaid to NSW under loan agreement								48.2	(48.2)
Other movements	7.3						0.4	(0.1)	2.2	4.8
Effect of foreign exchange	144.7				275.8	(35.0)	(83.2)	(0.9)	(9.0)	(3.0)
Net Unfunded AFFA liability, net of tax, Ending Balance	$ 811.7		$ 979.2		$ (1,421.6)	$ 178.6	$ 405.2	$ (13.6)	$ 22.0	$ 17.7